Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details) (USD $)	12 Months Ended
Sep. 30, 2012 Years
Shares under option	481,210
Weighted average exercise price	$ 17.52
Weighted average remaining life	3.8
$5.75 - $8.00
Shares under option	6,000
Weighted average exercise price	$ 7.92
Weighted average remaining life	0.2
Minimum exercise price	$ 5.75
Maximum exercise price	$ 8.00
$8.01 - $12.00
Shares under option	162,000
Weighted average exercise price	$ 10.14
Weighted average remaining life	1.3
Minimum exercise price	$ 8.01
Maximum exercise price	$ 12.00
$12.01 -$18.00
Shares under option	117,150
Weighted average exercise price	$ 14.77
Weighted average remaining life	2.3
Minimum exercise price	$ 12.01
Maximum exercise price	$ 18.00
$18.01 - $27.00
Shares under option	80,232
Weighted average exercise price	$ 23.27
Weighted average remaining life	6.0
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27.00
$27.01 - $32.16
Shares under option	45,384
Weighted average exercise price	$ 29.90
Weighted average remaining life	6.2
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16
$18.01 - $27.00 Non-exercisable
Shares under option	58,618
Weighted average exercise price non-exercisable	$ 24.01
Weighted average remaining life	8.2
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27.00
$27.01 - $32.16 Non-exercisable
Shares under option	11,826
Weighted average exercise price non-exercisable	$ 32.16
Weighted average remaining life	7.2
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16